Inventories (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Inventory, Net [Abstract]
Metals in process	$ 195	$ 189
Gold on hand (dore/bullion)	95	94
Ore stockpiles	498	454
Uranium oxide and sulfuric acid	22	24
Supplies	317	296
Inventory Gross	1,127	1,057
Less: Materials on the leach pad	(92)	(98)
Net Short Term Inventories	1,035	959
Inventory, Noncurrent [Abstract]
Metals in process	438	393
Ore stockpiles	31	31
Inventory Gross Long Term	469	424
Less: Materials on the leach pad	(438)	(393)
Inventory, Noncurrent	$ 31	$ 31